SCHEDULE OF OUTSTANDING DEBT INSTRUMENT (Details) - USD ($)	Aug. 31, 2021	May 31, 2021	May 31, 2020
Short-term Debt [Line Items]
Related Debt Discount	$ (2,394,343)	$ (947,873)	$ (25,180)
Related Party Note			64,728
Convertible Note Payable			1,000,000
Total	1,558,081	2,211,097	1,192,048
Total	1,558,081	2,211,097	1,192,048
Current portion of Convertible Promissory Notes, net	1,323,051	2,211,097
Non current portion of Convertible Promissory Notes, net	235,030
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Long term debt gross	$ 3,952,424	$ 3,157,970	$ 152,500